UNITED STATES
SECURITIES AND EXCHANGE COMMINSSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Ensemble Capital Management, LLC
Address:   1350 Bayshore Highway, Suite 550
           Burlingame, CA 94010

13F File Number:  028-12081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Sean Stannard-Stockton
Title:        Principal
Phone:        650-696-1240
Signature,              Place,           and Date of Signing:
Sean Stannard-Stockton  Burlingame, CA      August 11, 2009

Report Type (Check only one):
                         [X] 13F HOLDINGS REPORT
                         [ ] 13F NOTICE
                         [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   35
Form 13F Information Table Value Total:   92220

List of Other Included Managers:

No.  13F File Number                    Name
None

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FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
Name of Issuer	             Title of Class CUSIP     (x$1000) PRN AMT PRN CALL	DSCRETN	MANAGERS  SOLE	SHARED  NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
ANADARKO PETE CORP	     COM            032511107     3359   74000 SH       SOLE              74000
APPLE INC                    COM            037833100     5847   41050 SH       SOLE              41050
BANK OF AMERICA CORPORATION  COM            060505104      197   14905 SH       SOLE              14905
BARRICK GOLD CORP            COM            067901108      218    6500 SH       SOLE               6500
BECTON DICKINSON & CO	     COM	    075887109     3634   50960 SH       SOLE              50960
BLACKROCK INC		     COM            09247X101     2662   15175 SH       SOLE              15175
BRINKS HOME SEC HLDGS INC    COM            109699108     2272   80255 SH       SOLE              80255
CHESAPEAKE ENERGY CORP       COM            165167107      791   39900 SH       SOLE              39900
CHEVRON CORP NEW             COM            166764100     1044   15765 SH       SOLE              15765
CISCO SYS INC                COM            17275R102     7143  383008 SH       SOLE             383008
COSTCO WHSL CORP NEW         COM            22160K105     6292  137435 SH       SOLE             137435
CVS CAREMARK CORPORATION     COM            126650100    10552  331090 SH       SOLE             331090
DEVON ENERGY CORP NEW        COM            25179M103     3288   60325 SH       SOLE              60325
EMERSON ELEC CO		     COM            291011104      470   14500 SH       SOLE              14500
ENTERPRISE PRODS PARTNERS L  COM            293792107     1889   75730 SH       SOLE              75730
EXXON MOBIL CORP             COM            30231G102      565    8075 SH       SOLE               8075
FRONTIER COMMUNICATIONS CORP COM            35906A108      888  124400 SH       SOLE             124400
GENERAL ELECTRIC CO          COM            369604103      281   23990 SH       SOLE              23990
INVESCO LTD                  SHS	    G491BT108     1363   76500 SH       SOLE              76500
ISHARES TR                   BARCLyS US AGG 464287226     2094   20500 SH       SOLE              20500
KIMBERLY CLARK CORP	     COM	    494368103      201    3825 SH       SOLE               3825
KKR FINANCIAL HLDGS LLC      COM            48248A306      247  266072 SH       SOLE             266072
MASTERCARD INC		     CL A	    57636Q104     3359   20075 SH       SOLE              20075
NATUS MEDICAL INC DEL        COM            639050103	   871   75500 SH       SOLE              75500
NETEZZA CORP                 COM            64111N101     2731  328278 SH       SOLE             328278
NUANCE COMMUNICATIONS INC    COM            67020Y100     7271  600932 SH       SOLE             600932
ORACLE CORP                  COM            68389X105      321   14975 SH       SOLE              14975
PEPSICO INC                  COM            713448108     4798   87300 SH       SOLE              87300
PHARMACEUTICAL PROD DEV INC  COM            717124101     1512   65125 SH       SOLE              65125
PLUM CREEK TIMBER CO INC     COM            729251108     5679  190700 SH       SOLE             190700
ROCKWELL COLLINS INC         COM            774341101      256    6135 SH       SOLE               6135
SCHWAB CHARLES CORP NEW      COM            808513105     8601  490365 SH       SOLE             490365
STARBUCKS CORP		     COM            855244109	   606   43600 SH       SOLE              43600
VANGUARD TAX-MANAGED FD      EUROPE PAC ETF 921943858      400   14000 SH       SOLE              14000
WELLS FARGO & CO NEW         COM            949746101      518   21350 SH       SOLE              21350
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